Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
From share of changes in equities of associates		$ 3,921
Additional paid-in capital	$ 108,841	107,293
Ordinary Share [Member]
IFRS Statement [Line Items]
From ordinary shares	93,341	93,341
Treasury shares [member]
IFRS Statement [Line Items]
From treasury shares	6,911	6,422
Share of Changes in Equities of Associates [Member]
IFRS Statement [Line Items]
From share of changes in equities of associates	538	141
Share Based Compensation [Member]
IFRS Statement [Line Items]
From share-based compensation	$ 8,051	$ 7,389